AB Cap Fund, Inc.

AB All China Equity Portfolio

Portfolio of Investments

August 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.0%
Consumer Discretionary – 26.4%
Auto Components – 0.9%
Huayu Automotive Systems Co., Ltd. - Class A	317,100	$1,155,527

Automobiles – 2.3%
Geely Automobile Holdings Ltd.	665,000	1,415,307
Guangzhou Automobile Group Co., Ltd. - Class H	1,456,000	1,252,793
SAIC Motor Corp., Ltd. - Class A	168,200	458,419

		3,126,519

Diversified Consumer Services – 0.8%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)(a)	7,630	1,118,787

Hotels, Restaurants & Leisure – 3.5%
Galaxy Entertainment Group Ltd.	247,000	1,941,719
Jiumaojiu International Holdings Ltd.(a) (b)	631,000	1,432,112
Melco Resorts & Entertainment Ltd. (ADR)	63,550	1,240,496

		4,614,327

Household Durables – 1.8%
Haier Smart Home Co., Ltd. - Class A	406,406	1,321,880
Midea Group Co., Ltd. - Class A	104,000	1,070,641

		2,392,521

Internet & Direct Marketing Retail – 12.3%
Alibaba Group Holding Ltd.(a)	394,860	14,212,927
Meituan Dianping - Class B(a) (b)	68,000	2,241,566

		16,454,493

Specialty Retail – 2.4%
China Tourism Group Duty Free Corp., Ltd. - Class A (Nth SSE-SEHK)	32,906	997,904
Topsports International Holdings Ltd.(b)	756,000	933,597
Zhongsheng Group Holdings Ltd.	197,000	1,228,588

		3,160,089

Textiles, Apparel & Luxury Goods – 2.4%
Li Ning Co., Ltd.	743,000	3,138,361

		35,160,624

Financials – 13.3%
Banks – 6.5%
Bank of Hangzhou Co., Ltd. - Class A (Nth SSE-SEHK)	650,500	1,229,346
Bank of Nanjing Co., Ltd. - Class A	965,600	1,210,770
China Construction Bank Corp. - Class H	6,293,000	4,434,763
Ping An Bank Co., Ltd. - Class A	800,173	1,761,435

		8,636,314

Capital Markets – 3.1%
CITIC Securities Co., Ltd. - Class A	628,710	2,920,267
East Money Information Co., Ltd. - Class A	101,500	388,009

Company	Shares	U.S. $ Value
Haitong Securities Co., Ltd. - Class H(a)	1,006,800	$914,099

		4,222,375

Insurance – 3.7%
Ping An Insurance Group Co. of China Ltd. - Class A	441,393	4,936,098

		17,794,787

Communication Services – 13.2%
Entertainment – 3.2%
Beijing Kunlun Tech Co., Ltd. - Class A (Nth SZ-SEHK)	177,572	721,468
G-bits Network Technology Xiamen Co., Ltd. - Class A	11,599	1,047,735
NetEase, Inc. (ADR)	5,110	2,489,643

		4,258,846

Interactive Media & Services – 9.3%
Tencent Holdings Ltd.	182,050	12,437,358

Wireless Telecommunication Services – 0.7%
China Mobile Ltd.	139,500	976,209

		17,672,413

Industrials – 10.3%
Building Products – 1.1%
Zhuzhou Kibing Group Co., Ltd. - Class A	1,171,900	1,439,821

Commercial Services & Supplies – 1.8%
A-Living Services Co., Ltd. - Class H(b)	156,250	805,151
Ever Sunshine Lifestyle Services Group Ltd.(b)	806,290	1,657,450

		2,462,601

Electrical Equipment – 1.2%
Contemporary Amperex Technology Co., Ltd. - Class A	51,449	1,582,693

Machinery – 5.3%
Sany Heavy Industry Co., Ltd. - Class A	649,221	2,095,756
Weichai Power Co., Ltd. - Class A	1,007,915	2,179,265
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A(a)	2,208,045	2,744,014

		7,019,035

Transportation Infrastructure – 0.9%
Shandong Hi-speed Co., Ltd. - Class A	1,347,297	1,260,124

		13,764,274

Information Technology – 9.8%
Electronic Equipment, Instruments & Components – 6.0%
BOE Technology Group Co., Ltd. - Class A	840,700	674,403
Luxshare Precision Industry Co., Ltd. - Class A	404,510	3,258,884
Shengyi Technology Co., Ltd. - Class A	579,242	2,095,481
Shennan Circuits Co., Ltd. - Class A	98,406	1,989,463

		8,018,231

Company	Shares	U.S. $ Value

IT Services – 3.3%
21Vianet Group, Inc. (ADR)(a)	72,510	$1,682,957
Beijing Sinnet Technology Co., Ltd. - Class A	130,200	500,460
GDS Holdings Ltd. (ADR)(a) (c)	27,730	2,244,466

		4,427,883

Semiconductors & Semiconductor Equipment – 0.5%
Tianshui Huatian Technology Co., Ltd.	274,700	635,784

		13,081,898

Real Estate – 6.7%
Real Estate Management & Development – 6.7%
CIFI Holdings Group Co., Ltd.	1,913,083	1,626,115
Gemdale Corp. - Class A	299,320	625,610
Midea Real Estate Holding Ltd.(b) (c)	779,400	1,984,546
Poly Developments and Holdings Group Co., Ltd. - Class A	651,200	1,530,929
Times China Holdings Ltd.	1,195,000	1,834,730
Times Neighborhood Holdings Ltd.(b)	908,000	1,298,484

		8,900,414

Consumer Staples – 6.6%
Beverages – 5.4%
Kweichow Moutai Co., Ltd. - Class A	13,163	3,430,519
Wuliangye Yibin Co., Ltd. - Class A	105,536	3,694,557

		7,125,076

Food Products – 1.2%
New Hope Liuhe Co., Ltd. - Class A	136,000	754,075
WH Group Ltd.(b)	1,023,500	882,160

		1,636,235

		8,761,311

Health Care – 5.7%
Health Care Providers & Services – 0.7%
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	570,500	1,015,229

Life Sciences Tools & Services – 0.6%
Hangzhou Tigermed Consulting Co., Ltd. - Class A	47,376	773,329

Pharmaceuticals – 4.4%
Jiangsu Hengrui Medicine Co., Ltd. - Class A	147,577	2,041,086
Joincare Pharmaceutical Group Industry Co., Ltd. - Class A (Nth SSE-SEHK)	291,600	828,003
Livzon Pharmaceutical Group, Inc. - Class A (Nth SZ-SEHK)	152,807	1,191,900
Yunnan Baiyao Group Co., Ltd. - Class A (Nth SZ-SEHK)	41,303	696,877
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A	175,450	1,120,615

		5,878,481

		7,667,039

Company	Shares	U.S. $ Value

Utilities – 3.2%
Gas Utilities – 1.8%
ENN Energy Holdings Ltd.	138,000	$1,529,036
Kunlun Energy Co., Ltd.	1,278,000	950,905

		2,479,941

Independent Power and Renewable Electricity Producers – 1.4%
China Yangtze Power Co., Ltd. - Class A	390,482	1,099,732
Huaneng Lancang River Hydropower, Inc. - Class A	1,226,200	728,195

		1,827,927

		4,307,868

Materials – 2.8%
Construction Materials – 2.8%
Anhui Conch Cement Co., Ltd. - Class A	181,950	1,615,836
China Resources Cement Holdings Ltd.	970,000	1,412,614
Guangdong Tapai Group Co., Ltd. - Class A	287,200	660,850

		3,689,300

Total Common Stocks (cost $95,163,453)		130,799,928

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(d) (e) (f) (cost $1,552,389)	1,552,389	1,552,389

Total Investments Before Security Lending Collateral for Securities Loaned – 99.2%
(cost $96,715,842)		132,352,317

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(d) (e) (f) (cost $268,000)	268,000	268,000

Total Investments – 99.4%
(cost $96,983,842)(g)		132,620,317
Other assets less liabilities – 0.6%		770,742

Net Assets – 100.0%		$133,391,059

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate market value of these securities amounted to $11,235,066 or 8.4% of net assets.

(c)	Represents entire or partial securities out on loan.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

As of August 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $37,277,509 and gross unrealized depreciation of investments was $(1,641,034), resulting in net unrealized appreciation of $35,636,475.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

COUNTRY BREAKDOWN[1] August 30, 2020 (unaudited)
95.7%	China
1.6%	Hong Kong
1.5%	Macau
1.2%	Short-Term

100.0%	Total Investments

1	All data are as of August 30, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Cap Fund, Inc.

AB All China Equity Portfolio

August 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as    Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Consumer Discretionary	$2,359,283	$32,801,341	$-0-	$35,160,624
Financials	-0-	17,794,787	-0-	17,794,787
Communication Services	2,489,643	15,182,770	-0-	17,672,413
Industrials	-0-	13,764,274	-0-	13,764,274
Information Technology	3,927,423	9,154,475	-0-	13,081,898
Real Estate	-0-	8,900,414	-0-	8,900,414
Consumer Staples	-0-	8,761,311	-0-	8,761,311
Health Care	-0-	7,667,039	-0-	7,667,039
Utilities	-0-	4,307,868	-0-	4,307,868
Materials	-0-	3,689,300	-0-	3,689,300
Short-Term Investments:
Investment Companies	1,552,389	-0-	-0-	1,552,389
Investments of Cash Collateral for Securities Loaned in
Affiliated Money Market Fund	268,000	-0-	-0-	268,000

Total Investments in Securities	10,596,738	122,023,579+	-0-	132,620,317
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$10,596,738	$122,023,579	$-0-	$132,620,317

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2020 is as follows:

Fund	Market Value 11/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$647	$32,885	$31,980	$1,552	$15
Government Money Market Portfolio*	253	7,236	7,221	268	2
Total				$1,820	$17
* Investments of cash collateral for securities lending transactions.